RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

(8) Related Party Transactions

The following are the significant related party transactions for the years ended September 30, 2024 and 2023.

	Description	2024	2023
Xingwei Xue	Loan	$282,672	$(3,390)
Mingfeng Shi	Loan	(299)	(1,688)
Lili Zhang	Loan	-	(665)
Xinrong Yang	Loan	-	169,962
ELITE RAINBOW LIMITED	Loan	280,571	855,524
Mingfeng Shi	Borrow	(7,024)	-
SHIMF INVESTMENT LIMITED	Borrow	3,783	-
GZY GROUP LIMITED	Borrow	3,783	-
STAR SPARKLING LIMITED	Borrow	3,783	-

D T Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

In July 2022, the Company issued an aggregate of 1,725,000 founder shares (“Founder Shares”) to the initial shareholders, so that the Sponsor collectively owned 20% of the Company’s issued and outstanding shares after the IPO for an aggregate purchase price of $25,000 (see Note 6).

Private Placement

The Company consummated the sale of 234,500 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $2,345,000 to the Company.

Promissory Note — Related Party

On August 5, 2022, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the consummation of initial business combination or converted upon consummation of the business combination into additional private units at a price of $10.00 per unit.

As of September 30, 2024 and December 31, 2023, the principal amount due and owing under the Promissory Note was $0 and $217,614, respectively.

Due to Related Party

As of September 30, 2024 and December 31, 2023, the Company had a temporary advance of $70,000 and $490,000 from the Sponsor, respectively. The balance is unsecured, interest-free and has no fixed terms of repayment.

Administrative Services Arrangement

An affiliate of the Sponsor will agree that, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, administrative and support services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $10,000 per month for these services commencing on the closing date of this offering for 9 months (or up to 21 months if the Company extends the Combination Period). As of September 30, 2024 and December 31, 2023, the unpaid services fee of $70,000 and $0, respectively. For the nine months ended September 30, 2024 and 2023, the Company incurred $70,000 and $0 in fees for these services, respectively. For the three months ended September 30, 2024 and 2023, the Company incurred $30,000 and $0 in fees for these services, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $300,000. As of September 30, 2024 and December 31, 2023, the Company has no principal amount due and owing under the Working Capital Loans.

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

In July 2022, the Company issued an aggregate of 1,725,000 founder shares to the initial shareholders, including an aggregate of up to 225,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Sponsor will collectively own 20% of the Company’s issued and outstanding shares after the “Proposed Public Offering” (assuming the initial shareholders do not purchase any Public Units in the “Proposed Public Offering” and excluding the Private Placement Shares) (see Note 6). The sponsor paid an aggregate purchase price of $25,000 for the issuance of 1,725,000 of the Company’s ordinary shares.

Promissory Note — Related Party

On August 5, 2022, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the consummation of initial business combination or converted upon consummation of the business combination into additional private units at a price of $10.00 per unit.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

From inception to December 31, 2022, the Company had borrowed $176,326 and used $25,000 of the proceeds from issuance of 1,725,000 of the Company’s ordinary shares to pay off the loan. As of December 31, 2023 and 2022, the principal amount due and owing under the Promissory Note was $217,614 and $151,326, respectively.

Amount due to Related Party

As of December 31, 2023 and 2022, the Company had a temporary advance of $490,000 and $0 from the Sponsor, respectively. The balance is unsecured, interest-free and has no fixed terms of repayment.

Administrative Services Arrangement

An affiliate of the Sponsor will agree that, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, administrative and support services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $10,000 per month for these services. No administrative service expense paid for the year ended December 31, 2023 and from inception to December 31, 2022.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $300,000 of the notes may be converted upon consummation of our business combination into private units at a price of $10.00 per unit. As of December 31, 2023 and 2022, the principal amount due and owing under the Working Capital Loan was $0.